Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—47.6%
		Basic Industry - Metals & Mining—0.2%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,501,362
		Capital Goods - Aerospace & Defense—1.4%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	6,646,316
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,009,347
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,771,071
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	4,789,401
8,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	7,833,160
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,249,497
		TOTAL	26,298,792
		Capital Goods - Construction Machinery—0.8%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,027,304
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,882,292
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,441,877
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,726,091
2,105,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.270%, 10/11/2024	2,073,084
		TOTAL	15,150,648
		Capital Goods - Diversified Manufacturing—1.0%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,987,305
2,600,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,597,323
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,133,098
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,926,160
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	719,240
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,499,967
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,668,899
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,311,369
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,530,168
		TOTAL	19,373,529
		Communications - Cable & Satellite—0.5%
10,335,000	[1]	Comcast Corp., Sr. Unsecd. Note, 3.142% (3-month USLIBOR +0.630%), 4/15/2024	10,341,252
		Communications - Media & Entertainment—0.4%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,744,393
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,756,242
		TOTAL	7,500,635
		Communications - Telecom Wireless—0.9%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,467,844
10,000,000	[1,2]	Vodafone Group PLC, Sr. Unsecd. Note, 3.730% (3-month USLIBOR +0.990%), 1/16/2024	10,019,015
		TOTAL	17,486,859
		Communications - Telecom Wirelines—1.0%
960,000		AT&T, Inc., Sr. Unsecd. Note, 2.632%, 3/25/2024	948,734
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.901% (3-month USLIBOR +1.180%), 6/12/2024	3,989,558
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	9,495,137
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.722%, 3/20/2026	4,905,652
		TOTAL	19,339,081
		Consumer Cyclical - Automotive—4.2%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,898,315

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	$ 4,871,073
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,320,810
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.630%, 12/13/2024	5,925,587
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,792,172
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.591%, 2/26/2027	4,665,010
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.783%, 10/15/2024	4,828,847
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,066,018
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,669,778
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,507,825
4,285,000		Mercedes-Benz NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,101,367
13,635,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	12,658,752
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,768,850
7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.467%, 1/13/2025	6,880,080
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.630%, 6/13/2023	4,986,366
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,741,340
		TOTAL	79,682,190
		Consumer Cyclical - Services—0.7%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	9,585,675
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,893,911
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,486,995
		TOTAL	13,966,581
		Consumer Non-Cyclical - Food/Beverage—1.3%
7,345,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,155,933
1,500,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,357,227
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,526,752
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.750% (3-month USLIBOR +1.010%), 10/17/2023	1,390,395
1,110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,106,119
4,190,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,909,716
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,397,781
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,941,479
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,325,978
		TOTAL	25,111,380
		Consumer Non-Cyclical - Health Care—0.9%
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,229,840
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,927,350
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.701%, 10/18/2024	6,535,408
		TOTAL	16,692,598
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,277,588
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.838% (3-month USLIBOR +1.010%), 12/15/2023	4,542,272
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,720,136
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,630,849
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,842,496
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,830,048
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,364,334
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,566,750
		TOTAL	27,774,473
		Consumer Non-Cyclical - Products—0.1%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,540,765

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.5%
$ 5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	$ 5,064,974
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,577,906
		TOTAL	8,642,880
		Energy - Independent—0.5%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,075,023
		Energy - Integrated—0.7%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,190,723
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,725,570
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,612,314
		TOTAL	13,528,607
		Energy - Midstream—0.4%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,428,215
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.792% (3-month USLIBOR +1.280%), 1/15/2023	6,002,812
		TOTAL	7,431,027
		Energy - Oil Field Services—0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,384,583
		Energy - Refining—1.3%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,165,481
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	11,693,000
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,822,379
		TOTAL	25,680,860
		Financial Institution - Banking—14.4%
4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	3,824,029
1,700,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 2.021% , 2/18/2025	1,676,683
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,664,833
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	3,989,918
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,881,096
2,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.937% (3-month BSBY +0.430%), 5/28/2024	2,462,125
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,483,678
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,762,283
10,000,000	[2]	Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	9,666,729
5,000,000	[2]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.432%, 7/9/2024	4,916,604
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 2.428%, 10/25/2024	2,451,788
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,768,002
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	4,950,365
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,763,278
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,659,870
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,123,852
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	5,057,622
5,000,000	[2]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,817,671
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,958,004
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.591%, 10/18/2024	4,892,676
3,260,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.748%, 3/17/2023	3,259,451
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	4,736,899
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,695,390
1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 2.922%, 1/25/2026	1,116,629
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,867,461
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,309,232
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450%, 7/7/2025	6,712,918
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,658,746

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 5,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 1.622%, 8/9/2023	$ 4,965,886
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,163,267
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	755,571
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,222,322
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.254% (3-month USLIBOR +0.750%), 2/23/2023	1,997,522
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.312%, 12/6/2023	2,969,737
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.623%, 2/24/2028	3,603,398
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.132%, 10/21/2027	3,895,345
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,476,648
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,986,888
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,979,751
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.455% (3-month USLIBOR +1.000%), 5/18/2024	9,944,381
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,515,198
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	9,806,108
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.397%, 12/10/2025	4,844,020
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.717%, 9/22/2027	2,369,760
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,823,552
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,934,721
2,140,000		Morgan Stanley, Sr. Unsecd. Note, 2.886%, 1/24/2025	2,094,254
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	655,546
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	2,951,986
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,838,440
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	832,930
1,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.523%, 12/9/2022	1,469,849
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,699,135
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 2.791%, 9/29/2026	5,740,758
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,133,608
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,807,171
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,143,909
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 2.638%, 7/29/2024	4,912,370
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,782,844
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,822,826
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,131,963
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,028,267
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	865,915
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,854,942
13,453,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.180%, 6/9/2025	13,048,045
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,827,910
8,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.602%, 2/9/2024	7,951,961
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,361,404
		TOTAL	275,337,940
		Financial Institution - Finance Companies—1.6%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,507,532
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,431,900
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,638,686
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,293,925
4,750,000	[1,2]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 2.178% (3-month USLIBOR +0.350%), 12/15/2022	4,742,004
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,769,885
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,801,424
		TOTAL	30,185,356

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.5%
$ 5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	$ 4,931,436
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,641,481
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,874,902
		TOTAL	9,447,819
		Financial Institution - Insurance - Life—2.7%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,445,701
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,808,626
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,214,817
10,000,000		MassMutual Global Funding II, Sec. Fac. Bond, 144A, 2.482%, 10/21/2024	9,857,862
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,784,564
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,378,242
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,900,614
5,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.485%, 1/14/2025	4,899,594
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,200,087
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,875,898
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	9,931,129
3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.915%, 8/23/2024	2,939,789
		TOTAL	52,236,923
		Financial Institution - Insurance - P&C—0.4%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,949,968
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.422% (3-month USLIBOR +0.910%), 7/15/2027	873,948
		TOTAL	7,823,916
		Technology—2.0%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	5,894,040
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,096,238
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,515,720
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	3,133,058
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,602,475
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,540,931
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,947,118
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,527,115
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,226,754
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	11,632,129
		TOTAL	39,115,578
		Transportation - Airlines—0.3%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,424,851
		Transportation - Railroads—0.4%
7,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,344,440
		Transportation - Services—0.4%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,305,187
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,517,487
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,994,613
		TOTAL	7,817,287
		Utility - Electric—4.8%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,713,301
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 3.262% (3-month USLIBOR +0.480%), 11/1/2023	4,642,806
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,756,986
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	5,937,614
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.990%, 5/13/2024	3,667,930
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,321,966

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	$ 7,877,173
4,700,000		EverSource Energy, Sr. Unsecd. Note, Series T, 1.596%, 8/15/2023	4,665,126
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,911,196
2,625,000		Florida Power & Light Co., Sr. Unsecd. Note, 2.501%, 1/12/2024	2,594,742
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 2.310%, 6/28/2024	3,451,764
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 2.501%, 10/18/2024	7,284,073
5,005,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.774% (3-month USLIBOR +0.270%), 2/22/2023	4,981,523
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.162%, 3/1/2023	1,423,790
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,292,869
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,619,371
2,995,000		PPL Electric Utilities Corp., 2.319%, 6/24/2024	2,939,663
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,445,487
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,759,608
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,756,738
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,729,418
		TOTAL	91,773,144
		Utility - Natural Gas—1.6%
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,014,168
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,115,650
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	9,560,810
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,478,940
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,048,706
		TOTAL	30,218,274
		Utility - Natural Gas Distributor—0.2%
3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 2.094% (3-month USLIBOR +0.350%), 9/14/2023	3,808,658
		TOTAL CORPORATE BONDS (IDENTIFIED COST $948,163,075)	913,037,311
		ASSET-BACKED SECURITIES—36.9%
		Auto Receivables—23.4%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,895,316
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,936,488
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,682,752
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,902,432
2,025,000		AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,906,382
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,802,923
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,258,535
3,635,000		AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,703,380
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,170,820
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,148,051
5,750,000		Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,367,899
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	4,983,112
7,250,000		CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,974,172
6,000,000		CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,770,403
324,691		Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	324,400
802,469		Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	798,134
2,479,319		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	2,425,752
3,217,702		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	3,130,286
877,555		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	856,649
3,281,857		Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	3,152,770
1,400,057		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	1,395,827

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	$ 5,932,715
4,280,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,167,785
8,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	7,876,851
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,897,030
4,750,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,719,930
3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,153,010
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,343,203
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,844,599
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	18,018,339
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,987,761
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,973,723
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,973,497
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,780,414
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,801,728
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,811,307
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,871,844
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,729,305
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,906,163
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,452,089
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,650,911
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,447,697
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,616,016
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,868,381
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,117,581
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,350,255
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,743,958
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,001,421
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,904,480
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,672,455
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,046,590
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,754,882
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,677,179
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,789,854
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,555,690
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,506,897
8,500,000	Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,947,135
8,000,000	Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,489,717
4,629,072	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	4,618,836
198,325	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	198,261
2,168,149	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	2,167,485
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	1,962,580
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,982,839
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,479,430
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,965,387
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,908,038
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,657,669
7,000,000	NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	6,921,440
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,501,821
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 4.120%, 7/15/2027	3,786,876
2,945,890	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	2,882,201

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,039,726		Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	$ 1,017,192
4,372,200		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	4,353,542
3,750,000		Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	3,529,752
540,000		Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	503,254
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,953,149
6,459,971		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	6,436,895
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,195,229
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,051,792
15,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,317,936
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,650,109
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,415,413
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,416,331
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,140,258
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,507,072
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,732,175
6,400,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,088,164
14,000,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,236,504
13,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,263,355
5,466,590		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	5,466,797
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,766,018
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	5,940,079
6,220,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,863,634
306,409		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	306,375
251,380		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	251,081
3,083,131		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	3,035,238
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,952,218
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,197,784
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,847,002
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,689,653
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,401,384
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,645,940
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,286,971
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,665,161
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	4,989,357
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,927,497
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,593,970
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,268,950
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,383,335
		TOTAL	448,288,304
		Credit Card—3.6%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.549% (1-month USLIBOR +0.550%), 12/15/2025	9,928,338
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.569% (1-month USLIBOR +0.570%), 2/17/2026	3,005,561
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,706,764
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,898,400
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,796,145
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,482,542
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,701,758
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,896,289
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,948,380
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,494,066

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	$ 4,051,356
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,181,795
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,316,051
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,263,049
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,311,529
		TOTAL	67,982,023
		Equipment Lease—3.9%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,108,296
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,710,804
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,248,072
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,512,678
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	980,288
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,967,361
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,786,898
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	1,258,274
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	2,010,681
2,296,312		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,287,340
3,452,788		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	3,444,778
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	3,977,708
379,252		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	377,568
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,365,549
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,249,449
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,456,079
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,740,883
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,724,399
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,601,684
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,656,605
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,433,658
1,103,739		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,095,789
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,124,587
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,649,467
		TOTAL	74,768,895
		Home Equity Loan—0.0%
7,023	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.479% (1-month USLIBOR +0.480%), 1/15/2028	5,894
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	153,505
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	159,399
		Other—4.5%
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	1,997,849
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,795,478
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	963,916
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	957,469
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,847,277
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,894,656
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,295,867
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,820,790
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,817,413
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,968,161
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,470,062
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,721,595

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	$ 1,900,902
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,367,355
960,711		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	957,857
1,891,772		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,791,485
1,390,739		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	1,389,303
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,115,154
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,687,732
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,176,773
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,711,405
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	1,997,751
203,499		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	202,887
833,922		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	832,165
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,452,967
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,198,447
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,222,229
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,812,768
		TOTAL	86,367,713
		Student Loans—1.5%
930,729	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.939% (1-month USLIBOR +0.680%), 10/25/2035	915,835
3,609,777		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	3,521,733
2,874,175		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,698,915
2,166,952		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,024,823
6,945,186		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	6,364,187
13,867,651	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 2.816% (1-month USLIBOR +0.690%), 4/20/2062	13,809,870
121,700	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.959% (1-month USLIBOR +0.700%), 3/26/2040	121,364
73,762	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.609% (1-month USLIBOR +0.350%), 2/25/2042	73,671
		TOTAL	29,530,398
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $734,754,569)	707,096,732
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.7%
		Commercial Mortgage—1.7%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.249% (1-month USLIBOR +1.250%), 7/15/2035	4,814,313
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 3.150% (1-month USLIBOR +1.030%), 12/19/2030	3,892,541
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.470% (1-month USLIBOR +1.350%), 12/19/2030	8,251,025
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,528,703
4,683,809	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.689% (1-month USLIBOR +0.790%), 4/10/2046	4,660,761
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,316,025)	33,147,343
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
		Federal Home Loan Mortgage Corporation—1.0%
93		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	93
4,281		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	4,477
17,148		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	16,910
9,926		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	9,999
4,096		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	4,144
367,228	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 2.299% (1-month USLIBOR +0.300%), 2/15/2036	367,891
41,697	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.459% (1-month USLIBOR +0.460%), 2/15/2034	42,022
111,434	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.399% (1-month USLIBOR +0.400%), 7/15/2036	112,154
51,808	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.749% (1-month USLIBOR +0.750%), 7/15/2036	52,810
191,103	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.909% (1-month USLIBOR +0.910%), 7/15/2037	194,145
10,232,695		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	9,476,246

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 8,342,374	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 2.046% (1-month USLIBOR +0.260%), 11/25/2030	$ 8,315,284
78,401		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	90,204
		TOTAL	18,686,379
		Federal National Mortgage Association—0.4%
9,137	[1]	Federal National Mortgage Association REMIC, Class FB, 2.759% (1-month USLIBOR +0.500%), 8/25/2039	9,226
85		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	85
884	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	893
108	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	108
222		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	223
33,528		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	34,871
23,985	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 2.759% (1-month USLIBOR +0.500%), 9/25/2032	24,202
3,566		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	3,596
88,689	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.689% (1-month USLIBOR +0.430%), 6/25/2036	89,266
448,890	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.709% (1-month USLIBOR +0.450%), 7/25/2037	452,871
55,914	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.259% (1-month USLIBOR +1.000%), 6/25/2037	57,433
126,176	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.109% (1-month USLIBOR +0.850%), 4/25/2037	129,105
194,084	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 2.799% (1-month USLIBOR +0.540%), 7/25/2037	196,333
139,139	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.709% (1-month USLIBOR +0.450%), 3/25/2041	139,971
1,019,313	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.659% (1-month USLIBOR +0.400%), 2/25/2042	1,025,511
830,402	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 2.609% (1-month USLIBOR +0.350%), 4/25/2047	830,430
4,202,657	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 2.559% (1-month USLIBOR +0.300%), 10/25/2060	4,198,941
		TOTAL	7,193,065
		Government National Mortgage Association—0.1%
1,497,824	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 1.659% (1-month USLIBOR +0.540%), 7/20/2063	1,488,874
1,588,089	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 1.669% (1-month USLIBOR +0.550%), 7/20/2063	1,580,825
		TOTAL	3,069,699
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,787,679)	28,949,143
		U.S. TREASURY—1.1%
		U.S. Treasury Notes—1.1%
20,000,000		United States Treasury Notes, 3.000%, 7/15/2025 (IDENTIFIED COST $19,890,704)	20,110,940
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.3%
		Non-Agency Mortgage—0.3%
2,696		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.665%, 3/25/2033	2,552
2,839		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,779
502,843	[1]	Gosforth Funding PLC 2018-1A, Class A1, 1.973% (3-month USLIBOR +0.450%), 8/25/2060	502,705
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	3,979,192
113,799		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 7.483%, 9/25/2034	80,217
618,017		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	561,726
448,118		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	407,768
23,304		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	23,505
191,041	[1]	Washington Mutual 2006-AR15, Class 1A, 1.483% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	178,769
209,069	[1]	Washington Mutual 2006-AR17, Class 1A, 1.296% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	186,038
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,113,019)	5,925,251

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 180,176		FHLMC ARM, 2.239%, 3/1/2033	$ 183,667
1,484		FHLMC ARM, 5.342%, 11/1/2030	1,590
		TOTAL	185,257
		Federal National Mortgage Association—0.0%
219,206		FNMA ARM, 1.632%, 8/1/2033	214,778
81,825		FNMA ARM, 2.044%, 5/1/2040	82,861
85,832		FNMA ARM, 2.202%, 4/1/2028	85,332
9,706		FNMA ARM, 2.288%, 10/1/2027	9,662
181,306		FNMA ARM, 2.445%, 5/1/2034	182,971
		TOTAL	575,604
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $767,336)	760,861
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
36,231		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	40,371
		Government National Mortgage Association—0.0%
1,159		7.500%, 2/15/2024	1,173
1,381		8.500%, 8/15/2026	1,437
		TOTAL	2,610
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,890)	42,981
		INVESTMENT COMPANIES—4.8%
6,295,773		Bank Loan Core Fund	56,095,341
625,638		Federated Hermes Government Obligations Fund, Premier Shares, 1.82%[4]	625,638
34,253,910		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[4]	34,236,783
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $96,258,636)	90,957,762
		TOTAL INVESTMENT IN SECURITIES—93.9% (IDENTIFIED COST $1,870,091,933)	1,800,028,324
		OTHER ASSETS AND LIABILITIES - NET—6.1%[5]	116,604,591
		TOTAL NET ASSETS—100%	$1,916,632,915
At July 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 2-Year Long Futures	750	$157,845,703	September 2022	$834,728
Short Futures:
[6]United States Treasury Notes 5-Year Short Futures	400	$45,490,625	September 2022	$(199,915)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$634,813
The average notional value of short futures contracts held by the Fund throughout the period was $104,258,248. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Affiliates	Value as of 4/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2022	Shares Held as of 7/31/2022	Dividend Income
Bank Loan Core Fund	$93,077,142	$1,029,455	$(33,700,000)	$(2,462,160)	$(1,849,096)	$56,095,341	6,295,773	$1,029,381
Federated Hermes Government Obligations Fund, Premier Shares, 1.82%*	$1,226,233	$7,175,484	$(7,776,079)	$—	$—	$625,638	625,638	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%	$7,060,826	$148,689,493	$(121,505,716)	$2,288	$(10,108)	$34,236,783	34,253,910	$80,834
TOTAL OF AFFILIATED TRANSACTIONS	$101,364,201	$156,894,432	$(162,981,795)	$(2,459,872)	$(1,859,204)	$90,957,762	41,175,321	$1,110,215

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$610,464	$625,638

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$913,037,311	$—	$913,037,311
Asset-Backed Securities	—	707,096,732	0	707,096,732
Commercial Mortgage-Backed Securities	—	33,147,343	—	33,147,343
Collateralized Mortgage Obligations	—	28,949,143	—	28,949,143
U.S. Treasuries	—	20,110,940	—	20,110,940
Non-Agency Mortgage-Backed Securities	—	5,925,251	—	5,925,251
Adjustable Rate Mortgages	—	760,861	—	760,861
Mortgage-Backed Securities	—	42,981	—	42,981
Investment Companies	90,957,762	—	—	90,957,762
TOTAL SECURITIES	$90,957,762	$1,709,070,562	$0	$1,800,028,324
Other Financial Instruments:[1]
Assets	$834,728	$—	$—	$834,728
Liabilities	(199,915)	—	—	(199,915)
TOTAL OTHER FINANCIAL INSTRUMENTS	$634,813	$—	$—	$634,813

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit